UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281
                                                      --------

                        Oppenheimer Champion Income Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Champion Income



STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                  ------------   ------------
ASSET-BACKED SECURITIES--2.8%
Ameriquest Mortgage Securities, Inc., Home Equity Mtg.
Obligations, Series 2005-R10, Cl. A2B, 2.703%, 12/25/35 (1)       $  1,511,505   $  1,433,348
Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.78%,
3/15/11                                                              8,590,000      8,570,203
DaimlerChrysler Auto Trust, Automobile Loan
Pass-Through Certificates, Series 2008-B, Cl. A2A,
3.81%, 6/8/11                                                        8,590,000      8,564,163
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A, Cl. D,
6/13/11 (2,3)                                                        4,250,800             --
Harley-Davidson Motorcycle Trust, Motorcycle Receivable
Nts., Series 2007-3, Cl. A3, 2.821%, 6/15/12 (1)                    26,040,000     25,974,679
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg.
Pass-Through Certificates, Series 2005-WF1, Cl. A2C,
2.723%, 6/25/35 (1)                                                    913,728        886,843
NC Finance Trust, CMO Pass-Through Certificates, Series
1999-I, Cl. ECFD, 5.827%, 1/25/29 (1,2)                                437,665         56,896
Soundview Home Loan Trust 2006-OPT5, Asset-Backed
Certificates, Series 2006-OPT5, Cl. 2A2, 2.573%,
7/25/36 (1)                                                         13,448,758     13,207,141
                                                                                 ------------
Total Asset-Backed Securities (Cost $62,426,080)                                   58,693,273
                                                                                 ------------
MORTGAGE-BACKED OBLIGATIONS--13.4%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2008-1, Cl. AJ, 6.197%, 1/1/18 (1)                            6,625,000      5,641,602
Series 2008-1, Cl. AM, 6.197%, 1/1/18 (1)                            6,625,000      6,223,359
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
Certificates, Series 2006-4, Cl. 2A1, 5.794%, 10/25/36 (1)             544,388        483,465
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg.
Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2,
4.995%, 3/25/35 (1)                                                  4,432,524      4,210,898
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg.
Pass-Through Certificates, Series 2007-HY1, Cl. 1A1,
5.694%, 4/25/37 (1)                                                  2,035,633      1,901,527
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.094%, 9/25/47 (1)                                                 23,625,459     21,262,913
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49                             5,560,000      4,338,099
CitiMortgage Alternative Loan Trust 2006-A5, Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Series 2006-A5, Cl. 1A1, 2.883%, 10/25/36 (1)                        1,713,368      1,461,285
Series 2006-A5, Cl. 1A13, 2.933%, 10/25/36 (1)                         879,631        735,134
CitiMortgage Alternative Loan Trust 2007-A2, Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37                  23,120,498     21,300,078
CWALT Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl. 2A4,
5.75%, 1/25/35                                                       4,148,000      3,565,269
CWALT Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                       1,420,000      1,213,107

                      1 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                  ------------   ------------
CWALT Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl. 2A3,
5.50%, 2/25/36                                                    $  1,050,000   $   941,390
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                1,486,111     1,308,909
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2001-5, Cl. PJ, 6.50%, 3/25/31                                  192,636       201,987
Series 2319, Cl. PZ, 6.50%, 5/15/31                                  2,610,821     2,763,392
Series 2338, Cl. ZC, 6.50%, 7/15/31                                  2,226,288     2,338,159
Series 2344, Cl. ZD, 6.50%, 8/15/31                                  1,370,277     1,435,692
Series 2363, Cl. BZ, 6.50%, 9/15/31                                  2,863,907     3,006,742
Series 2457, Cl. PE, 6.50%, 6/15/32                                  2,413,618     2,508,205
Series 2936, Cl. PE, 5%, 2/1/35                                      1,017,000       951,108
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 2520, Cl. SE, 58.608%, 5/15/22 (4)                            1,586,782       138,320
Series 2574, Cl. IN, 8.176%, 12/15/22 (4)                            8,034,544     1,586,061
Series 2989, Cl. TS, 56.477%, 6/15/25 (4)                            8,412,992       989,321
Federal National Mortgage Assn.:
5%, 12/25/17-8/25/33                                                 4,346,902     4,304,549
5%, 3/25/18 (5)                                                      7,968,544     7,959,745
5%, 7/1/38 (6)                                                       1,760,000     1,687,125
5.50%, 10/1/33-1/25/34                                               3,844,050     3,812,142
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 2001-74,
Cl. QE, 6%, 12/25/31                                                 4,240,144     4,362,652
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-60, Cl. SM, 38.567%, 8/25/32 (4)                          4,069,104       373,507
Trust 2002-7, Cl. SK, 41.226%, 1/25/32 (4)                           1,677,101       172,697
Trust 2002-77, Cl. BS, 33.422%, 12/18/32 (4)                         2,434,491       282,858
Trust 2002-77, Cl. JS, 33.35%, 12/18/32 (4)                          4,200,849       494,708
Trust 2002-77, Cl. SA, 33.473%, 12/18/32 (4)                         3,869,997       472,078
Trust 2002-90, Cl. SN, 38.565%, 8/25/32 (4)                          2,095,809       191,519
Trust 2002-90, Cl. SY, 41.146%, 9/25/32 (4)                          1,135,188       111,671
Trust 2003-14, Cl. OI, 12.342%, 3/25/33 (4)                          1,478,402       352,576
Trust 2003-23, Cl. ES, 52.738%, 10/25/22 (4)                         3,261,069       286,726
Trust 2003-52, Cl. NS, 45.309%, 6/25/23 (4)                          3,483,336       368,553
Trust 2004-65, Cl. SA, 71.452%, 5/25/23 (4)                          6,428,986       525,746
Trust 2005-86, Cl. AI, 11.13%, 10/1/35 (4)                           1,553,388       410,041
Trust 2006-33, Cl. SP, 47.398%, 5/25/36 (4)                          2,314,208       259,671
Trust 2006-42, Cl. CI, 33.62%, 6/25/36 (4)                          12,088,851     1,133,148
Trust 2006-43, Cl. SJ, 50.991%, 6/25/36 (4)                          4,662,191       446,327
Trust 2006-51, Cl. SA, 29.231%, 6/25/36 (4)                         16,188,237     1,519,069
Trust 334, Cl. 4, 5.104%, 7/1/33 (4)                                 2,517,351       568,683
Trust 339, Cl. 12, 7.81%, 7/1/33 (4)                                   682,919       172,484
Trust 342, Cl. 2, 9.286%, 9/1/33 (4)                                 5,669,685     1,525,128
Trust 343, Cl. 13, 8.358%, 9/1/33 (4)                                  551,052       138,590
Trust 364, Cl. 16, 9.622%, 9/1/35 (4)                                  702,178       175,312

                      2 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                  ------------   ------------
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                    $    461,896   $    408,933
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates, Series 2004-J4, Cl. A7, 5.50%, 9/25/34                   970,000        875,870
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 4.485%, 5/1/34 (1)            10,294,461     10,099,811
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through
Certificates, Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35                1,169,272      1,120,227
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through
Certificates, Series 2005-AR6, Cl. 1A4, 4.689%, 9/1/35 (1)          35,113,009     34,679,381
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.149%,
11/25/35 (1)                                                         7,246,665      6,918,931
GSR Mortgage Loan Trust 2007-AR1, Mgt. Pass-Through
Certificates, Series 2007-AR1, Cl. 2A1, 5.998%, 3/1/37 (1)           3,564,949      3,291,839
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                             2,120,000      1,665,705
Series 2008-C2, Cl. AJ, 6.799%, 2/1/51                              10,879,000     10,027,392
LB-UBS Commercial Mortgage Trust 2003-C5, Commercial
Mtg. Pass-Through Certificates, Series2003-C5, Cl. A2,
3.478%, 7/15/27                                                      4,155,186      4,147,147
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg.
Pass-Through Certificates, Series 2006-2, Cl. 1A1,
4.857%, 4/1/36 (1)                                                   7,049,232      6,938,766
Mastr Asset Securitization Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
2.933%, 10/25/36 (1)                                                22,036,982     19,971,319
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
6.073%, 10/25/36 (1)                                                 1,562,347      1,512,158
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
Pass-Through Certificates, Series 2007-2, Cl. 2A1,
5.995%, 6/25/37 (1)                                                  1,918,165      1,844,168
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
Pass-Through Certificates, Series 2007-3, Cl. 1A1,
5.812%, 9/1/37 (1,2)                                                   837,783        754,005
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. AJ,
5.658%, 5/1/39 (1)                                                   4,530,000      3,790,579
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.427%, 6/25/36 (1)                                                    650,000        612,366
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 (1)             1,338,303      1,254,868
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through
Certificates, Series 2007-A, Cl. 1A1, 5.996%, 3/1/37 (1)             1,263,719      1,247,156
WaMu Mortgage Pass-Through Certificates 2003-AR10
Trust, Mtg. Pass-Through Certificates, Series
2003-AR10, Cl. A7, 4.056%, 10/1/33 (1)                               4,300,000      4,203,746
WaMu Mortgage Pass-Through Certificates 2006-AR12
Trust, Mtg. Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 5.75%, 10/25/36 (1)                              2,257,233      2,094,569
WaMu Mortgage Pass-Through Certificates 2006-AR14
Trust, Mtg. Pass-Through Certificates:
Series 2006-AR14, Cl. 1A7, 5.645%, 11/1/36 (1)                       9,065,063      6,612,486
Series 2006-AR14, Cl. 2A4, 5.759%, 11/1/36 (1)                       2,729,591      1,910,714

                      3 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                  -----------   -------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 6.13%, 8/25/36 (1)                                           $ 2,179,617   $   2,139,686
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.714%, 2/25/37 (1,2)                       430,630         236,847
Series 2007-HY1, Cl. 2A4, 5.867%, 2/1/37 (1,2)                      3,779,753       2,759,219
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
1A2, 5.622%, 12/1/36 (1,2)                                          9,110,989       6,377,692
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY3, Cl.
2A2, 5.665%, 3/1/37 (1)                                             1,111,374         808,139
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
5A1, 5.636%, 11/1/36 (1)                                              800,597         762,264
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
2A3, 5.658%, 5/1/37 (1)                                               837,221         781,314
Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
Mtg. Pass-Through Certificates:
Series 2004-EE, Cl. 3A1, 4.013%, 12/1/34 (1)                          496,060         489,605
Series 2004-EE, Cl. 3A2, 4.013%, 12/1/34 (1)                        1,192,656       1,177,136
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
4.365%, 9/1/34 (1)                                                    434,971         423,500
Wells Fargo Mortgage-Backed Securities 2004-U Trust,
Mtg. Pass-Through Certificates, Series 2004-U, Cl. A1,
6.313%, 10/1/34 (1)                                                   207,771         207,298
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
2A2, 4.542%, 3/25/35 (1)                                              313,691         303,314
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
2A2, 4.526%, 4/25/35 (1)                                              525,415         503,249
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
4A1, 5.561%, 7/25/36 (1)                                            1,070,406       1,036,935
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 6.099%, 9/25/36 (1)                                            1,791,809       1,714,087
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A5, 5.106%, 3/25/36 (1)                                            2,182,845       2,116,159
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
1A3, 5.577%, 4/25/36 (1)                                           14,296,522      14,018,134
                                                                                -------------
Total Mortgage-Backed Obligations (Cost $287,900,845)                             284,450,041

                      4 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT          VALUE
                                                                  ------------   -------------
CORPORATE BONDS AND NOTES--86.7%
CONSUMER DISCRETIONARY--27.2%
AUTO COMPONENTS--1.5%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                              $  6,280,000   $   6,272,150
9% Sr. Unsec. Nts., 7/1/15                                           4,246,000       4,256,615
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                26,880,000      21,100,800
                                                                                 -------------
                                                                                    31,629,565
                                                                                 -------------
AUTOMOBILES--1.8%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14              22,385,000      22,049,225
General Motors Acceptance Corp., 8% Bonds, 11/1/31                  24,840,000      16,205,144
                                                                                 -------------
                                                                                    38,254,369
                                                                                 -------------
DIVERSIFIED CONSUMER SERVICES--0.5%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15          10,318,000       9,879,485
HOTELS, RESTAURANTS & LEISURE--9.1%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 (7)                         8,520,000       7,305,900
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 (3,7)            11,450,000       8,530,250
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts.,
2/1/16 (7)                                                          20,455,000      17,079,925
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts.,
3/1/14                                                              28,760,000      20,419,600
Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
11/15/15 (7)                                                        17,705,000      15,713,188
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                     10,150,000       8,196,125
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                 11,175,000      10,839,750
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                 9,685,000       8,861,775
8% Sr. Sub. Nts., 4/1/12                                            14,500,000      13,340,000
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
3/15/10                                                             27,995,000      25,615,425
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                     780,000         760,500
6.875% Sr. Sub. Nts., 12/1/11 (2)                                    1,100,000       1,108,250
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub.
Nts., 3/15/12                                                       10,930,000      10,793,375
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 (7)              3,063,000       3,300,383
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 (2,3,8)                   3,900,000              --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts.,
2/1/14                                                              19,560,000      11,344,800
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts.,
6/1/15                                                               6,745,000       4,232,488
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                     3,600,000       3,420,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                                       22,845,000      21,017,400
                                                                                 -------------
                                                                                   191,879,134
                                                                                 -------------
HOUSEHOLD DURABLES--1.8%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 (2)                     9,170,000       8,757,350
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                     8,280,000       7,245,000
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                  3,495,000       2,254,275
8.875% Sr. Sub. Nts., 4/1/12                                         6,145,000       4,516,575
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                              4,300,000       4,343,000
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                             5,720,000       5,562,700
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                       1,165,000         599,975

                      5 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT          VALUE
                                                                  ------------   -------------
HOUSEHOLD DURABLES CONTINUED
10.75% Sr. Nts., 4/1/13                                           $  7,900,000   $   4,305,500
                                                                                 -------------
                                                                                    37,584,375
                                                                                 -------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13 (2)           7,015,000       6,594,100
MEDIA--9.4%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
Nts., 12/15/12                                                       3,600,000       3,519,000
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14             4,855,000       4,333,088
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11 (2)                               250,884         210,743
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                 6,900,000       5,554,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                        6,150,000       4,966,125
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09 (7)                      223,614         181,127
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11%
Sr. Sec. Nts., 10/1/15                                              12,735,000       9,503,494
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14 (9)               12,850,000      12,271,750
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                              4,300,000       4,267,750
9.875% Sr. Sub. Nts., 8/15/13                                        9,529,000       8,599,923
Dex Media, Inc., 0%/9% Unsec. Nts., 11/15/13 (9)                     1,100,000         792,000
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                 14,660,000      14,183,550
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr.
Unsec. Sub. Nts., 3/1/14                                             3,000,000       2,775,000
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                          15,315,000       9,705,881
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                 4,899,000       4,482,585
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                   2,000,000       1,932,500
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                   5,055,000       4,650,600
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14 (1)                10,985,000       8,678,150
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                         7,140,000       2,963,100
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                11,335,000       4,704,025
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Unsec. Sub. Disc. Nts., 8/1/16 (9)                     6,020,000       4,168,850
10% Sr. Unsec. Nts., 8/1/14                                         15,135,000      15,324,188
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                             13,645,000      12,860,413
R.H. Donnelley Corp.:
6.875% Sr. Nts., Series A-2, 1/15/13                                16,770,000      10,062,000
6.875% Sr. Nts., 1/15/13                                             7,845,000       4,707,000
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B,
7/1/11                                                               3,900,000       3,324,750
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 (7)            5,325,000       5,431,500
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub.
Nts., 3/15/12                                                        8,833,000       8,921,330
Videotron Ltd., 9.125% Sr. Nts., 4/15/18 (7)                         4,840,000       5,082,000
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14             8,905,000       8,415,225
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14             4,400,000       3,679,500
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14 (9)                 11,979,000       7,606,665
                                                                                 -------------
                                                                                   197,858,312
                                                                                 -------------
MULTILINE RETAIL--0.3%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 (2)                    5,870,000       5,877,338

                      6 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT          VALUE
                                                                  ------------   ------------
SPECIALTY RETAIL--1.5%
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts.,
6/1/17                                                            $ 25,925,000   $ 10,694,063
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                          6,800,000      6,970,000
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                      8,440,000      8,144,600
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                7,410,000      7,095,075
                                                                                 ------------
                                                                                   32,903,738
                                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 (7)                            6,500,000      6,678,750
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts.,
1/15/15                                                             14,630,000     14,776,300
                                                                                 ------------
                                                                                   21,455,050
                                                                                 ------------
CONSUMER STAPLES--5.5%
BEVERAGES--0.7%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                       10,195,000     10,195,000
8.375% Sr. Nts., 12/15/14                                            5,635,000      5,733,613
                                                                                 ------------
                                                                                   15,928,613
                                                                                 ------------
FOOD & STAPLES RETAILING--1.9%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                      16,829,000     17,328,266
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                    20,210,000     23,879,449
                                                                                 ------------
                                                                                   41,207,715
                                                                                 ------------
FOOD PRODUCTS--1.7%
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                      6,610,000      6,742,200
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                       1,610,000      1,465,100
8.625% Sr. Nts., 5/1/09                                              4,200,000      4,021,500
8.875% Sr. Unsec. Nts., 3/15/11                                        942,000        843,090
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp., 10.625% Sr. Sub. Nts., 4/1/17                                16,510,000     13,290,550
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11 (2)                                              6,695,000      6,142,663
8% Sr. Nts., Series B, 10/15/09                                      2,800,000      2,800,000
                                                                                 ------------
                                                                                   35,305,103
                                                                                 ------------
HOUSEHOLD PRODUCTS--0.3%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts.,
12/15/12                                                             5,645,000      5,447,425
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts.,
1/15/14                                                              6,890,000      6,493,825
TOBACCO--0.6%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                12,010,000     12,480,756
ENERGY--12.4%
ENERGY EQUIPMENT & SERVICES--1.4%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec.
Nts., 1/15/16 (7)                                                   11,315,000     11,654,450
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 (7)             11,725,000     12,018,125
Pride International, Inc., 7.375% Sr. Unsec. Nts.,
7/15/14                                                              7,110,000      7,127,775
                                                                                 ------------
                                                                                   30,800,350
                                                                                 ------------
OIL, GAS & CONSUMABLE FUELS--11.0%
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18 (7)             15,425,000     16,119,125
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
12/15/15                                                            11,235,000     11,094,563

                      7 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT          VALUE
                                                                  ------------   -------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                 $  5,335,000   $   5,441,700
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16            22,535,000      21,858,950
Copano Energy LLC/Copano Energy Finance Corp., 7.75%
Sr. Nts., 6/1/18 (7)                                                14,845,000      14,548,100
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15               6,956,000       6,956,000
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts.,
8/1/66 (1)                                                          24,060,000      24,107,470
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                            10,025,000      10,125,250
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec.
Nts., 8/15/33                                                       20,582,000      21,144,547
MarkWest Energy Partners LP, 8.75% Sr. Nts., 4/15/18 (7)             2,045,000       2,101,238
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts.,
9/1/14                                                              11,445,000      10,815,525
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
3/15/13                                                             18,450,000      18,588,375
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts.,
4/1/16                                                              11,340,000      10,617,075
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                        7,570,000       6,926,550
7.50% Sr. Sec. Nts., 11/30/16                                       10,960,000       9,918,800
SandRidge Energy, Inc., 8% Sr. Nts., 6/1/18 (7)                      2,615,000       2,641,150
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18 (7)                  4,980,000       5,153,757
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                       11,255,000      10,439,013
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                                10,335,000      10,903,425
8.125% Sr. Unsec. Nts., 3/15/12                                     10,445,000      11,019,475
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08             1,600,000       1,602,000
                                                                                 -------------
                                                                                   232,122,088
                                                                                 -------------
FINANCIALS--10.2%
CAPITAL MARKETS--2.2%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts.,
9/15/14                                                             18,160,000      15,799,200
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                             32,620,000      27,764,676
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                 4,175,000       3,444,375
                                                                                 -------------
                                                                                    47,008,251
                                                                                 -------------
COMMERCIAL BANKS--5.3%
Barclays Bank plc, 6.278% Perpetual Bonds (10)                      46,380,000      38,317,765
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (7,10)              53,200,000      37,327,780
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)            46,165,000      37,089,884
                                                                                 -------------
                                                                                   112,735,429
                                                                                 -------------
CONSUMER FINANCE--0.8%
SLM Corp., 4.50% Nts., Series A, 7/26/10                            17,210,000      15,934,601
DIVERSIFIED FINANCIAL SERVICES--1.5%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Nts.,
10/1/12 (9)                                                          1,700,000       1,632,000
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K (10)                             4,265,000       4,005,859
8.125% Perpetual Bonds, Series M (10)                                1,280,000       1,211,533
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 (1)                                   3,035,000       2,878,755
8.40% Perpetual Bonds, Series E (10)                                11,675,000      11,112,966

                      8 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT          VALUE
                                                                  ------------   -------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (10)        $ 10,945,000   $  10,293,006
                                                                                 -------------
                                                                                    31,134,119
                                                                                 -------------
INSURANCE--0.3%
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 (1)             6,195,000       5,436,428
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 (7)                                                           875,000       1,019,918
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 (7)            845,000         927,306
                                                                                 -------------
                                                                                     7,383,652
                                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
iStar Financial, Inc., 3.326% Sr. Unsec. Nts., 3/16/09 (1)           1,160,000       1,098,740
HEALTH CARE--7.8%
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 (7)             5,995,000       6,039,963
Biomet, Inc., 10% Sr. Unsec. Bonds, 10/15/17 (7)                     6,520,000       6,992,700
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 (1)                   12,645,000      12,012,750
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts.,
6/1/15 (11)                                                          9,690,000       9,738,450
                                                                                 -------------
                                                                                    34,783,863
                                                                                 -------------
HEALTH CARE PROVIDERS & SERVICES--5.6%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15 (11)                                                        12,300,000      11,070,000
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts.,
7/15/15                                                              7,810,000       7,897,863
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                       19,670,000      18,981,550
Fresenius Medical Care Capital Trust IV, 7.875% Sr.
Sub. Nts., 6/15/11                                                   6,665,000       6,931,600
HCA, Inc.:
6.375% Nts., 1/15/15                                                17,270,000      14,420,450
9.25% Sr. Sec. Nts., 11/15/16                                        7,815,000       8,068,988
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                  11,410,000      12,322,800
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                          100,000          94,500
6.875% Sr. Sub. Nts., 12/15/15                                         575,000         534,750
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts.,
2/1/15                                                              12,245,000      10,806,213
US Oncology Holdings, Inc., 7.949% Sr. Unsec. Nts.,
3/15/12 (1,11)                                                       3,100,000       2,464,500
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                      10,265,000      10,239,338
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts.,
10/1/15 (9)                                                         15,800,000      13,983,000
                                                                                 -------------
                                                                                   117,815,552
                                                                                 -------------
PHARMACEUTICALS--0.6%
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec.
Nts., 11/15/14 (7)                                                  11,945,000      11,974,863
INDUSTRIALS--5.3%
AEROSPACE & DEFENSE--1.8%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16              11,410,000      11,124,750
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18 (6)                3,845,000       3,859,419
DRS Technologies, Inc., 6.625% Sr. Nts., 2/1/16                     10,890,000      11,107,800
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                        5,305,000       4,920,388

                      9 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                     AMOUNT             VALUE
                                                                  ------------       ------------
AEROSPACE & DEFENSE CONTINUED
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                   $  5,780,000       $  5,433,200
Moog, Inc., 7.25% Sr. Sub. Nts., 6/15/18                             1,070,000          1,064,650
                                                                                     ------------
                                                                                       37,510,207
                                                                                     ------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 (2,3,8)                      2,000,000                 --
13% Sr. Unsec. Nts., 2/1/09 (2,3,8)                                 13,545,000                 --
                                                                                     ------------
                                                                                               --
                                                                                     ------------
BUILDING PRODUCTS--0.3%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09             1,670,000          1,365,225
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                   7,210,000          4,650,450
                                                                                     ------------
                                                                                        6,015,675
                                                                                     ------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts.,
Series B, 4/15/14                                                   16,925,000         17,263,500
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 (2,3,8)                                                     4,000,000                 --
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                  2,720,000          2,631,600
7.50% Sr. Nts., 5/1/11                                               8,995,000          9,084,950
                                                                                     ------------
                                                                                       28,980,050
                                                                                     ------------
INDUSTRIAL CONGLOMERATES--0.1%
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68 (1)                1,000,000          1,081,627
ROAD & RAIL--1.1%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub.
Nts., 5/15/14                                                       12,170,000          9,796,850
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                         865,000            795,800
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                  8,185,000          7,489,275
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts.,
6/15/09                                                              4,800,000          4,872,000
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13                               910,000            902,038
                                                                                     ------------
                                                                                       23,855,963
                                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                     19,765,000         15,416,700
INFORMATION TECHNOLOGY--1.9%
COMMUNICATIONS EQUIPMENT--0.2%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts.,
10/15/15                                                             5,375,000          4,689,688
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts.,
1/15/07 (2,3)                                                        8,625,000                 86
                                                                                     ------------
                                                                                        4,689,774
                                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub.
Nts., 8/1/16                                                         4,235,000          4,086,775
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,
 12/15/09 (2,3,8)                                                    7,603,797 EUR             --

                      10 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                               AMOUNT               VALUE
                                                            -------------       -------------
INTERNET SOFTWARE & SERVICES CONTINUED
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 (2,3,8)                                             $   2,562,215       $          --
                                                                                -------------
                                                                                           --
                                                                                -------------
IT SERVICES--1.5%
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12          19,910,000          20,037,205
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13       10,875,000          10,983,750
                                                                                -------------
                                                                                   31,020,955
                                                                                -------------
MATERIALS--7.0%
CHEMICALS--2.1%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                                 1,800,000           1,584,000
7.875% Sr. Unsec. Sub. Nts., 11/15/14                           1,365,000           1,255,800
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 (1)                             3,860,000           4,024,050
11.625% Sr. Unsec. Nts., 10/15/10 (2)                             190,000             196,650
Koppers Industry, Inc., 9.875% Sr. Sec. Nts.,
10/15/13 (2)                                                    4,031,000           4,252,705
Momentive Performance Materials, Inc., 9.75% Sr. Unsec.
Nts., 12/1/14 (7)                                              24,495,000          21,065,700
Mosaic Co. (The):
7.375% Sr. Nts., 12/1/14 (7)                                    9,520,000           9,996,000
7.625% Sr. Nts., 12/1/16 (7)                                    1,160,000           1,241,200
                                                                                -------------
                                                                                   43,616,105
                                                                                -------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts.,
3/1/14 (9)                                                     14,465,000           6,653,900
CONTAINERS & PACKAGING--2.2%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                 16,725,000          16,808,625
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub.
Nts., 10/15/14                                                 14,155,000          12,597,950
Graphic Packaging International Corp., 8.50% Sr. Nts.,
8/15/11                                                        16,705,000          16,245,613
                                                                                -------------
                                                                                   45,652,188
                                                                                -------------
METALS & MINING--1.9%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                         25,725,000          27,182,064
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                   8,032,000           8,586,915
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts.,
11/1/12 (7)                                                     4,260,000           4,281,300
                                                                                -------------
                                                                                   40,050,279
                                                                                -------------
PAPER & FOREST PRODUCTS--0.5%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                       11,505,000          11,706,338
TELECOMMUNICATION SERVICES--8.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.9%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13           29,465,000          27,476,113
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18       16,440,000          16,193,400
Pratama Datakom Asia BV, 12.75% Gtd. Nts.,
7/15/05 (2,3,8)                                                 8,000,000                  --
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 (2,3,8)                                                 4,250,000  EUR             --
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                26,930,000          27,603,250
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 (2,3,8)                4,550,000                  --
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                     5,810,000           5,258,050

                     11 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                               AMOUNT                VALUE
                                                            -------------       ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                       $  16,585,000       $    16,626,463
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                          10,705,000            10,731,763
Winstar Communications, Inc., 12.75% Sr. Nts.,
4/15/10 (2,3,8)                                                 4,500,000                    --
                                                                                ---------------
                                                                                    103,889,039
                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                1,683,000             1,708,245
7.50% Sr. Nts., 5/1/12                                         13,945,000            14,154,175
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts.,
10/1/07 (2,3,8)                                                13,969,000                    --
Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
8/1/15                                                         49,860,000            41,410,625
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 (2)               5,800,000             5,930,500
Sprint Capital Corp., 8.75% Nts., 3/15/32                      13,275,000            12,674,970
                                                                                ---------------
                                                                                     75,878,515
                                                                                ---------------
UTILITIES--0.9%
ELECTRIC UTILITIES--0.8%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17             17,975,000            16,896,500
ENERGY TRADERS--0.1%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A,
11/30/19                                                        1,938,435             2,020,818
                                                                                ---------------
Total Corporate Bonds and Notes (Cost $2,025,161,835)                             1,832,591,819
                                                                                ---------------

                                                               SHARES
                                                            -------------
PREFERRED STOCKS--1.1%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.
(2,8,11)                                                          247,589                    --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. (2,8)                                           43,000                    --
Federal National Mortgage Assn., 8.25% Non-Cum. Sub.,
Series S, Non-Vtg.                                                824,825            18,929,734
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.
(2,8,11)                                                            3,728                    --
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A (2)                                                       52,500             5,105,625
                                                                                ---------------
Total Preferred Stocks (Cost $36,910,395)                                            24,035,359
COMMON STOCKS--1.8%
AT&T, Inc.                                                        294,544             9,923,187
ATA Holdings Corp. (2,8)                                           36,475                36,475
Constellation Energy Group, Inc.                                  203,080            16,672,868
Global Aero Logistics, Inc. (2,8)                                   9,463                 9,463
Premier Holdings Ltd. (2,8)                                       288,828                    --
Public Service Enterprise Group, Inc.                             131,541             6,041,668
Revlon, Inc., Cl. A (8)                                         5,322,104             4,523,788
                                                                                ---------------
Total Common Stocks (Cost $43,637,847)                                               37,207,449
                                                                                ---------------

                                                                UNITS
                                                            -------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08
(2,8)                                                               7,450                    --

                     12 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                UNITS           VALUE
                                                             ----------    ---------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11  (2,8)             5,633    $            56
                                                                           ---------------
Total Rights, Warrants and Certificates (Cost $42,773)                                  56
                                                                           ---------------

                                                               SHARES
                                                             ----------
INVESTMENT COMPANY--2.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.69% (12,13) (COST $46,099,245)                             46,099,245         46,099,245

TOTAL INVESTMENTS, AT VALUE (COST $2,502,179,020)                 108.0%     2,283,077,242
LIABILITIES IN EXCESS OF OTHER ASSETS                              (8.0)      (169,297,569)
                                                             ----------    ---------------
NET ASSETS                                                        100.0%   $ 2,113,779,673
                                                             ==========    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR   Euro

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $54,406,663, which represents 2.57% of the Fund's net assets. See accompanying Notes.

3.    Issue is in default. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,694,794 or 0.60% of the Fund's net assets as of June 30, 2008.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $7,959,745. See accompanying Notes.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $234,405,698 or 11.09% of the Fund's net assets as of June 30, 2008.

8.    Non-income producing security.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11.   Interest or dividend is paid-in-kind, when applicable.



12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES             GROSS           GROSS            SHARES
                                                     SEPTMBER 30, 2007     ADDITIONS       REDUCTIONS      JUNE 30, 2008
                                                     -----------------   -------------   ---------------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E         186,504,613   1,066,631,483     1,207,036,851      46,099,245

                                                                         DIVIDEND
                                                         VALUE            INCOME
                                                     -------------    ------------
Oppenheimer Institutional Money Market Fund, Cl. E   $  46,099,245    $  3,240,764

13.   Rate shown is the 7-day yield as of June 30, 2008.

                     13 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                          NUMBER                                    UNREALIZED
                                            OF       EXPIRATION                    APPRECIATION
   CONTRACT DESCRIPTION       BUY/SELL   CONTRACTS      DATE          VALUE       (DEPRECIATION)
---------------------------   --------   ---------   ----------   -------------   --------------
Standard & Poor's 500 Index       Sell          89      9/18/08   $  28,504,475   $    1,655,107
U.S. Long Bonds                   Sell         578      9/19/08      66,813,188       (1,219,747)
U.S. Long Bonds                    Buy          43      9/19/08       4,970,531           43,247
U.S. Treasury Nts., 2 yr.         Sell         401      9/30/08      84,692,454         (476,267)
U.S. Treasury Nts., 5 yr.         Sell         190      9/30/08      21,005,391          (66,096)
U.S. Treasury Nts., 10 yr.        Sell         406      9/19/08      46,252,281         (448,002)
U.S. Treasury Nts., 10 yr.         Buy       1,532      9/19/08     174,528,313          748,254
                                                                                  --------------
                                                                                  $      236,496
                                                                                  ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                 BUY/SELL    NOTIONAL      PAY/                     PREMIUM
     SWAP                                         CREDIT      AMOUNT     RECEIVE     TERMINATION   RECEIVED/
  COUNTERPARTY            REFERENCE ENTITY      PROTECTION    (000S)    FIXED RATE       DATE        (PAID)       VALUE
------------------   ------------------------   ----------   --------   ----------   -----------   ---------   -----------
Barclays Bank plc:
                     Beazer Homes USA, Inc.        Sell      $  4,580      4.7000%       9/20/08   $      --   $   (61,899)
                     Capmark Financial Group,
                     Inc.                          Sell           875      5.0000        6/20/12     245,000      (133,625)
                     Citigroup, Inc.               Sell        24,850      3.2500        9/20/08          --      (642,571)
                     Dillard's, Inc.               Sell         3,850      1.9000       12/20/08          --       (37,122)
                     HCP, Inc.                     Sell         1,475      4.6000        3/20/09          --         1,503
                     iStar Financial, Inc.         Sell         1,940      4.4000       12/20/12          --      (160,547)
                     Kohl's Corp.                   Buy         1,035      1.1800        6/20/18          --        11,091
                     Kohl's Corp.                  Sell         1,035      1.0800        6/20/13          --        (5,524)
                     Kohl's Corp.                  Sell         1,050      0.9000        6/20/13          --       (13,860)
                     Kohl's Corp.                   Buy         1,050      1.0400        6/20/18          --        22,111
                     Merrill Lynch & Co., Inc.     Sell         7,440      0.6800        9/20/08          --         1,079
                     Six Flags, Inc.               Sell         2,905      7.0000        9/20/08          --       (31,127)
                     Six Flags, Inc.               Sell         1,885      8.2500       12/20/08          --      (138,595)
                     Station Casinos, Inc.         Sell         2,590      5.0000        6/20/13     466,200      (521,893)
                     XL Capital Ltd.               Sell         2,235      3.5500        9/20/09          --            --
Citibank NA, New York:
                     Ambac Assurance Corp.         Sell        21,150      8.4000       12/20/08          --    (1,804,772)
                     Amkor Technology, Inc.        Sell         1,355      2.0500        9/20/08          --          (713)

                     14 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                     Cablevision Systems Corp.     Sell           750        3.1000      12/20/10          --       (10,948)
                     Capmark Financial Group,
                     Inc.                          Sell        17,425        7.1250      12/20/12          --    (1,534,602)
                     Capmark Financial Group,
                     Inc.                          Sell         7,275        9.7000      12/20/12          --       (87,533)
                     Capmark Financial Group,
                     Inc.                          Sell         6,050        9.7500      12/20/12          --       (63,858)
                     Ford Motor Credit Co.         Sell        13,200        2.3200       3/20/12          --    (3,123,344)
                     Intelsat Ltd.                 Sell         2,895        4.3000      12/20/08          --        24,532
                     Intelsat Ltd.                 Sell         2,825        5.0000       3/20/09          --        44,059
                     Nalco Co.                     Sell         2,455        4.1700       9/20/13          --        (8,197)
                     Nalco Co.                     Sell         2,200        3.6000       9/20/12          --        10,162
                     Nortel Networks Corp.         Sell         8,855        1.8900       9/20/08          --         3,595
                     Owens-Illinois, Inc.          Sell         2,515        2.5000       6/20/13          --       (10,276)
                     Reliant Energy, Inc.          Sell         2,300        2.4500       9/20/11          --       (34,081)
                     Reliant Energy, Inc.          Sell         5,520        2.6000       9/20/11          --       (58,081)
                     Reliant Energy, Inc.          Sell         5,900        3.9000       9/20/11          --       157,613
                     Tribune Co.                   Sell         6,665        7.6000       9/20/08          --      (114,038)
                     Tribune Co.                   Sell         5,915        7.5000       9/20/08          --      (102,667)
                     Tribune Co.                   Sell         2,735        5.0000       3/20/10     895,713      (712,249)
                     Tribune Co.                   Sell         2,835        5.0000       3/20/10     907,200      (738,291)
                     Tribune Co.                   Sell         2,500        5.0000       3/20/10     825,000      (651,050)
                     Tribune Co.                   Sell         2,655        5.0000       3/20/10     929,250      (691,415)
Credit Suisse International:
                     Aramark Corp.                 Sell         3,600        6.0000       3/20/13          --       276,088
                     ArvinMeritor, Inc.            Sell         4,610        1.4000       9/20/08          --       (54,688)
                     ArvinMeritor, Inc.            Sell         4,330        1.6000       9/20/08          --       (49,197)
                     Capmark Financial Group,
                     Inc.                          Sell         5,340        3.5000       6/20/12          --    (1,032,462)
                     Capmark Financial Group,
                     Inc.                          Sell         5,875        5.2000      12/20/12          --      (851,358)
                     Capmark Financial Group,
                     Inc.                          Sell         2,880        6.2500      12/20/12          --      (328,052)
                     CDX.NA.IG.10 Index             Buy        20,515        1.5500       6/20/13     133,790      (113,400)
                     CenturyTel, Inc.               Buy         5,750        0.3775       9/20/12          --       278,559

                     15 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                     Charter Communications
                     Holdings LLC                   Buy           880        7.0000       9/20/10          --       143,846
                     Charter Communications
                     Holdings LLC                  Sell           880        5.0000       9/20/17     176,000      (441,474)
                     Charter Communications
                     Holdings LLC                   Buy         3,255        5.0000       9/20/10    (207,506)      637,716
                     Charter Communications
                     Holdings LLC                  Sell         3,255        5.0000       9/20/17     651,000    (1,632,952)
                     El Paso Corp.                 Sell         2,575        2.8000       3/20/18          --        53,624
                     Ford Motor Credit Co.         Sell        10,100        2.3850       3/20/12          --    (2,373,248)
                     Ford Motor Credit Co.         Sell         4,100        2.5500       3/20/12          --      (946,305)
                     GMAC LLC                      Sell         9,605        1.3900       3/20/17          --    (3,639,344)
                     GMAC LLC                      Sell         9,820        5.0000       3/20/09   1,423,900      (104,642)
                     Harrah's Operating Co., Inc.  Sell         6,015        5.0000       3/20/10     383,456      (486,283)
                     Intelsat Ltd.                 Sell         2,855        4.4000       3/20/09          --        31,905
                     Intelsat Ltd.                 Sell           295        5.7500       3/20/09          --         6,231
                     iStar Financial, Inc.         Sell           775        4.0000      12/20/12          --       (74,290)
                     iStar Financial, Inc.         Sell         4,540        4.1500      12/20/12          --      (412,890)
                     iStar Financial, Inc.         Sell           645       12.0000       3/20/09          --        23,742
                     Massey Energy Co.             Sell         2,500        5.0000       3/20/13          --       261,775
                     Massey Energy Co.             Sell           995        5.0000       3/20/13          --       104,186
                     Nalco Co.                     Sell         4,425        3.4000       9/20/12          --       (10,753)
                     Nalco Co.                     Sell         2,165        3.6000       9/20/12          --        14,863
                     Owens-Illinois, Inc.          Sell         1,535        2.5000       6/20/13          --        (6,272)
                     Rite Aid Corp.                Sell         2,265        7.5000       3/20/09          --        28,621
                     Sprint Nextel Corp.           Sell         4,240        6.3000       3/20/09          --        83,642
                     Tenet Healthcare Corp.        Sell        10,155        4.0500      12/20/08          --        61,468
                     The Goodyear Tire &
                     Rubber Co.                    Sell         2,990        1.5500       9/20/08          --           311
                     Toys "R" Us, Inc.             Sell         2,495        2.8000       9/20/08          --       (31,454)
                     Tribune Co.                   Sell         3,135        6.3500      12/20/08          --       (74,368)
                     TXU Corp.                     Sell         4,765        1.5300       6/20/11          --      (375,997)
                     TXU Corp.                     Sell         2,380        1.6100       6/20/11          --      (182,908)

                     16 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                     TXU Corp.                     Sell           645        5.9100      12/20/12          --        (4,292)
                     TXU Corp.                     Sell           625        6.0500      12/20/12          --        (1,213)
                     TXU Corp.                     Sell           645        6.0000      12/20/12          --        (2,338)
                     Univision Communications,
                     Inc.                          Sell         6,500       14.6000       3/20/09          --       358,008
                     Vornado Realty LP             Sell           985        3.6000       3/20/09          --        23,298
                     Wachovia Corp.                Sell         2,100        1.0000       3/20/09          --           140
Deutsche Bank AG:
                     ABX.HE.AA.06-2 Index          Sell         5,710        0.1700       5/25/46     685,146    (4,547,235)
                     Ambac Assurance Corp.         Sell         2,820        4.5500       9/20/08          --      (220,329)
                     Ambac Assurance Corp.         Sell         2,235        4.5500       9/20/08          --      (174,623)
                     Cemex                         Sell           985        2.0000       3/20/09          --           213
                     CenturyTel, Inc.               Buy         8,625        0.4250       9/20/12          --       402,503
                     CenturyTel, Inc.               Buy        10,520        0.5300       9/20/12          --       449,593
                     Countrywide Home Loans,
                     Inc.                          Sell         1,830        3.2500       9/20/08          --       (11,253)
                     Countrywide Home Loans,
                     Inc.                          Sell        24,825        2.5500       9/20/08          --      (196,242)
                     Countrywide Home Loans,
                     Inc.                          Sell         5,360        8.5000      12/20/08          --       150,954
                     Countrywide Home Loans,
                     Inc.                          Sell        11,420        9.0000      12/20/08          --       349,989
                     Countrywide Home Loans,
                     Inc.                          Sell        11,405        9.7500      12/20/08          --       392,024
                     CVRD Inco Ltd.                 Buy         4,565        0.6300       3/20/17          --        52,785
                     Ford Motor Co.                Sell        12,110        6.0000      12/20/16          --    (3,428,789)
                     Ford Motor Co.                Sell        17,975        5.8500      12/20/16          --    (5,174,301)
                     Ford Motor Co.                Sell        14,385        5.8000      12/20/16          --    (4,163,537)
                     Ford Motor Co.                Sell         2,930        8.2000       3/20/18          --      (634,995)
                     Ford Motor Credit Co.         Sell        21,350        2.3900       3/20/12          --    (5,014,005)
                     Ford Motor Credit Co.         Sell         7,120        2.3400       3/20/12          --    (1,681,117)
                     General Motors Corp.          Sell         9,690        4.7500      12/20/16          --    (3,552,800)
                     General Motors Corp.          Sell        11,510        4.6800      12/20/16          --    (4,242,494)
                     GMAC LLC                      Sell         9,315        1.3700       3/20/17          --    (3,538,862)
                     Intelsat Ltd.                 Sell         1,145        4.4000       3/20/09          --        12,795

                     17 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                     Intelsat Ltd.                 Sell         2,835        4.7500       3/20/09          --        38,993
                     Intelsat Ltd.                 Sell         1,700        5.0000       3/20/09          --        26,513
                     iStar Financial, Inc.         Sell        19,975        2.9250      12/20/08          --      (671,520)
                     iStar Financial, Inc.         Sell        11,620        3.0000      12/20/08          --      (386,423)
                     iStar Financial, Inc.         Sell        12,890        5.8500      12/20/08          --      (251,084)
                     iStar Financial, Inc.         Sell         4,265        4.3200      12/20/12          --      (364,129)
                     iStar Financial, Inc.         Sell         5,405        4.5000      12/20/12          --      (429,589)
                     iStar Financial, Inc.         Sell         5,570        4.0000      12/20/12          --      (533,929)
                     iStar Financial, Inc.         Sell         1,590       12.0000       3/20/09          --        58,526
                     Jones Apparel Group, Inc.     Sell         1,070        2.7200       6/20/13          --       (21,037)
                     Jones Apparel Group, Inc.      Buy         1,070        2.6350       6/20/18          --        32,327
                     Kohl's Corp.                  Sell         1,045        1.1800       6/20/13          --        (1,014)
                     Kohl's Corp.                   Buy         1,045        1.3000       6/20/18          --         1,933
                     Lehman Brothers Holdings,
                     Inc.                          Sell         3,720        1.4100       9/20/08          --       (44,037)
                     Liz Claiborne, Inc.           Sell         3,820        3.2500       6/20/09          --         2,365
                     MBIA, Inc.                    Sell         3,770        1.5200       9/20/08          --      (302,264)
                     MBIA, Inc.                    Sell         5,730        4.9000      12/20/12          --    (2,236,379)
                     MGM Mirage                    Sell         4,610        1.1500      12/20/09          --      (148,202)
                     Owens-Illinois, Inc.          Sell           715        2.5000       6/20/13          --        (2,921)
                     SLM Corp.                     Sell         2,985        2.0100       9/20/09          --      (164,676)
                     TXU Corp.                     Sell         5,635        2.5500       9/20/08          --       (22,551)
                     Vale Overseas Ltd.            Sell         4,565        1.0500      3/20/17           --      (220,339)
                     Vornado Realty LP             Sell         1,995        3.8750       6/20/09          --        51,346
                     Wachovia Corp.                Sell         4,660        1.0000       3/20/09          --           310
                     Washington Mutual, Inc.       Sell         3,500        4.5000      12/20/08          --       (48,651)
                     Washington Mutual, Inc.       Sell         2,260        4.5000      12/20/08          --       (31,415)
                     XL Capital Ltd.               Sell         2,535        3.5500       9/20/09          --        (8,086)
Goldman Sachs Capital Markets LP:
                     Amkor Technology, Inc.        Sell         1,535        2.6500       9/20/08          --         1,518

                     18 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                     ArvinMeritor, Inc.            Sell         4,615        1.6000       9/20/08          --        52,436)
                     ArvinMeritor, Inc.            Sell         3,015        2.2500       9/20/08          --       (29,342)
                     Beazer Homes USA, Inc.        Sell         4,200        2.6500       9/20/08          --       (78,187)
                     Beazer Homes USA, Inc.        Sell         4,580        4.8000       9/20/08          --       (60,758)
                     Dole Food Co., Inc.            Buy         5,295        5.0000       6/20/09    (172,088)      136,468
                     Dole Food Co., Inc.           Sell         5,295        5.0000       6/20/13     701,588      (894,670)
                     Dole Food Co., Inc.            Buy         2,645        5.0000       6/20/09     (85,963)       68,170
                     Dole Food Co., Inc.           Sell         2,645        5.0000       6/20/13     350,463      (446,912)
                     Dole Food Co., Inc.            Buy         2,640        5.0000       6/20/09     (85,800)       68,041
                     Dole Food Co., Inc.           Sell         2,640        5.0000       6/20/13     349,800      (446,068)
                     Dole Food Co., Inc.            Buy         3,700        5.0000       6/20/09    (138,750)       95,360
                     Dole Food Co., Inc.           Sell         3,700        5.0000       6/20/13     490,250      (625,171)
                     First Data Corp.              Sell           890        3.0000       9/20/08          --          (639)
                     First Data Corp.              Sell         3,015        1.3500       9/20/08          --       (14,707)
                     Ford Motor Co.                Sell         2,500        6.4000      12/20/17          --      (642,980)
                     General Mills, Inc.           Sell         2,540        0.3800      12/20/12          --        (1,803)
                     General Motors Corp.          Sell         9,690        4.9500      12/20/16          --    (3,498,923)
                     General Motors Corp.          Sell         2,500        5.9500      12/20/17          --      (893,335)
                     GMAC LLC                      Sell         4,650        1.3900       3/20/17          --    (1,761,890)
                     GMAC LLC                      Sell         5,660        1.3900       3/20/17          --    (2,144,580)
                     GMAC LLC                      Sell         2,115        1.3700       3/20/17          --      (803,510)
                     GMAC LLC                      Sell        15,150        1.3900       3/20/17          --    (5,740,350)
                     iStar Financial, Inc.         Sell        12,460        3.9500      12/20/12          --    (1,214,800)
                     Lehman Brothers Holdings,
                     Inc.                          Sell         3,770        0.8000       9/20/10          --      (168,391)
                     Lennar Corp.                  Sell         4,375        2.9000      12/20/08          --       (79,170)
                     Nalco Co.                     Sell         2,365        3.7000       9/20/12          --        19,258
                     Nalco Co.                     Sell         2,455        4.2500       9/20/13          --          (331)
                     R.H. Donnelley Corp.          Sell         2,240        9.0000       3/20/09          --        52,535
                     Rite Aid Corp.                Sell         3,845        8.0600       3/20/09          --        64,112

                     19 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                     Sara Lee Corp.                 Buy         2,455        0.4190       9/20/12          --         5,033
                     Six Flags, Inc.               Sell         1,835       10.8500      12/20/08          --      (113,067)
                     Smurfit-Stone Container
                     Enterprises, Inc.             Sell         2,980        1.4500       9/20/08          --           557
                     Sprint Nextel Corp.           Sell         1,520        6.3000       3/20/09          --        29,985
                     Station Casinos, Inc.         Sell         1,565        5.0000       6/20/13     275,831      (309,483)
                     Univision Communications,
                     Inc.                          Sell         1,235        5.0000       6/20/09     135,850        (9,435)
                     Univision Communications,
                     Inc.                          Sell         2,230        5.0000       6/20/09     133,800       (17,036)
                     Univision Communications,
                     Inc.                          Sell         4,895        5.0000       6/20/09     489,500       (37,395)
Goldman Sachs International:
                     ABX.HE.AA.06-1 Index          Sell         9,410        0.1700       5/25/46   3,716,728    (7,480,728)
                     ABX.HE.AA.06-2 Index          Sell         2,095        0.1700       5/25/46     172,610    (1,665,476)
                     CMBX.NA.AJ.3 Index            Sell        11,700        1.4700      12/13/49   1,438,455    (1,762,180)
                     CMBX.NA.AJ.4 Index            Sell        11,700        0.9600       2/17/51   2,017,939    (2,211,133)
JPMorgan Chase Bank NA, NY Branch:
                     Citigroup, Inc.               Sell         4,520        1.3000       9/20/08          --      (138,669)
                     CMBX.NA.AJ.3 Index            Sell         6,000        1.4700      12/13/49     719,316    (1,041,017)
                     CMBX.NA.AJ.4 Index            Sell         6,000        0.9600       2/17/51   1,016,158    (1,279,337)
                     Countrywide Home Loans,
                     Inc.                          Sell         9,380        1.8000       9/20/08          --       (91,811)
                     Dean Foods Co.                Sell         4,795        1.0300       6/20/11          --      (322,445)
                     Dean Foods Co.                Sell         4,795        1.0600       6/20/11          --      (318,657)
                     Dean Foods Co.                Sell         2,400        1.0500       6/20/11          --      (160,126)
                     Dean Foods Co.                Sell         5,910        1.0800       6/20/11          --      (389,640)
                     Dole Food Co., Inc.           Sell           810        2.3800       9/20/08          --        (8,485)
                     Ford Motor Co.                Sell        12,110        6.0000      12/20/16          --    (3,428,789)
                     General Motors Corp.          Sell        14,375        4.7500      12/20/16          --    (5,270,536)
                     Lehman Brothers Holdings,
                     Inc.                          Sell        29,550        1.5500       9/20/08          --      (339,441)
                     Merrill Lynch & Co., Inc.     Sell        29,550        0.8000       9/20/08          --        13,268
                     Rite Aid Corp.                Sell         2,250        1.4000       9/20/08          --       (45,635)
                     The Bear Stearns Cos.,
                     Inc.                          Sell         7,530        2.7000       9/20/08          --           158

                     20 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                       Toys "R" Us, Inc.            Sell    2,300   1.9200    9/20/08            --          (34,056)
                       Tribune Co.                  Sell    4,560   8.5000    9/20/08            --          (67,889)
                       Univision Communications,
                       Inc.                         Sell    3,505   5.0000    6/20/09       455,650          (26,776)
Lehman Brothers Special Financing, Inc.:
                       ABX.HE.AA.06-1 Index         Sell    6,590   0.1700    5/25/46     4,266,496       (5,254,562)
                       ABX.HE.AA.06-2 Index         Sell    2,500   0.1700    5/25/46       612,358       (1,993,383)
                       Allied Waste North
                       America, Inc.                Sell    2,760   2.2100    9/20/09            --           (7,535)
                       Ambac Assurance Corp.        Sell    1,180   4.6500    9/20/08            --          (91,910)
                       Amkor Technology, Inc.       Sell    2,093   2.5000    9/20/08            --            1,277
                       Aramark Corp.                Sell    2,560   6.0000    3/20/13            --          196,329
                       ArvinMeritor, Inc.           Sell    4,645   1.1500    9/20/08            --          (58,016)
                       ArvinMeritor, Inc.           Sell    4,210   2.2000    9/20/08            --           (9,620)
                       ArvinMeritor, Inc.           Sell    2,286   3.0000    9/20/08            --          (17,947)
                       Beazer Homes USA, Inc.       Sell    6,810   5.4000    9/20/08            --          (80,174)
                       Beazer Homes USA, Inc.       Sell    3,015   5.0000    9/20/08       301,500          (38,496)
                       Cablevision Systems Corp.    Sell    1,180   3.4000   12/20/10            --          (25,369)
                       Cablevision Systems Corp.    Sell    4,735   3.1300   12/20/10            --          (72,389)
                       CDX.NA.IG.10 Index            Buy   37,000   1.5500    6/20/13     1,149,289         (212,621)
                       Cemex, Sociedad Anonima
                       Bursatil De Capital
                       Variable                     Sell    2,105   1.9500    3/20/09            --             (320)
                       Centex Corp.                 Sell    1,225   3.7500    6/20/09            --              931
                       Centex Corp.                 Sell    3,010   1.7500    9/20/09            --          (69,886)
                       CenturyTel, Inc.              Buy   15,160   1.2300    9/20/13            --          321,180
                       Charter Communications
                       Holdings LLC                  Buy    2,210   7.2500    9/20/10            --          352,283
                       Charter Communications
                       Holdings LLC                 Sell    2,210   5.0000    9/20/12       331,500       (1,009,760)
                       Charter Communications
                       Holdings LLC                  Buy    2,205   7.6000    9/20/10            --          338,961
                       Charter Communications
                       Holdings LLC                 Sell    2,205   5.0000    9/20/12       352,800       (1,007,476)
                       Charter Communications
                       Holdings LLC                  Buy    1,670   7.4000    9/20/10            --          262,138

                      21 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                       Charter Communications
                       Holdings LLC                 Sell    1,670   5.0000    9/20/12       250,500         (763,031)
                       CMBX.NA.AJ.3 Index           Sell   12,500   1.4700   12/13/49     1,763,659       (2,178,583)
                       Companhia Vale Do Rio Doce   Sell    3,540   1.5900    3/20/17            --           29,315
                       CSC Holdings, Inc.           Sell    2,625   5.6000    3/20/13            --          141,070
                       CVRD Inco Ltd.                Buy    3,540   0.7100    3/20/17            --           (5,827)
                       Dillard's, Inc.              Sell    4,935   2.2500   12/20/08            --           36,938
                       Dillard's, Inc.              Sell   14,305   2.2500   12/20/08            --          107,073
                       Dole Food Co., Inc.           Buy    2,975   5.0000    6/20/09     (148,750)           76,675
                       Dole Food Co., Inc.          Sell    2,975   5.0000    6/20/13       431,375         (502,671)
                       Dole Food Co., Inc.          Sell    4,345   3.2000    9/20/08            --          (36,589)
                       Dole Food Co., Inc.          Sell    2,955   5.2500    9/20/08            --           (9,707)
                       Dole Food Co., Inc.          Sell    3,020   3.4500    9/20/08            --          (23,538)
                       Dole Food Co., Inc.          Sell    4,255   5.0000    3/20/09       680,800          (80,415)
                       D.R. Horton, Inc.            Sell    5,735   4.2000   12/20/08            --            8,075
                       First Data Corp.             Sell    4,485   2.7500    9/20/08            --           (6,050)
                       First Data Corp.             Sell    4,485   3.5000    9/20/08            --            2,431
                       First Data Corp.             Sell    2,100   3.0000    9/20/08            --           (1,508)
                       First Data Corp.             Sell    2,400   3.0000    9/20/08            --           (1,723)
                       Ford Motor Credit Co. LLC    Sell    6,320   9.0500    3/20/10            --         (219,070)
                       General Mills, Inc.          Sell    3,075   0.4000   12/20/12            --              347
                       General Motors Corp.         Sell    1,090   7.7000    3/20/18            --         (223,724)
                       Genworth Financial, Inc.     Sell    3,055   3.2500    3/20/09            --            3,962
                       Georgia-Pacific LLC          Sell    3,100   0.8000   12/20/08            --          (42,780)
                       GMAC LLC                     Sell    4,650   1.4000    3/20/17            --       (1,759,541)
                       GMAC LLC                     Sell    4,985   1.4000    3/20/17            --       (1,886,304)
                       Harrah's Operating Co.,
                       Inc.                         Sell    5,600   2.3000    9/20/08            --          (54,998)
                       K. Hovnanian Enterprises,
                       Inc.                         Sell    6,820   4.2200    9/20/08            --          (50,632)
                       K. Hovnanian Enterprises,
                       Inc.                         Sell    3,015   7.5000    9/20/08            --            2,364
                       Lennar Corp.                 Sell   17,715   2.9000   12/20/08            --         (320,571)

                      22 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                       Levi Strauss & Co.           Sell    2,930   1.6000    9/20/08            --            4,615
                       Limited Brands, Inc.         Sell    1,040   2.9000    6/20/13            --             (397)
                       Limited Brands, Inc.          Buy    1,040   2.9300    6/20/18            --          (51,004)
                       Liz Claiborne, Inc.           Buy    1,550   2.9200    6/20/18            --           21,278
                       Liz Claiborne, Inc.          Sell    1,550   3.1500    6/20/13            --            2,657
                       Liz Claiborne, Inc.          Sell      535   2.7500    6/20/13            --           (7,758)
                       Liz Claiborne, Inc.           Buy      535   2.6000    6/20/18            --           18,446
                       Macy's, Inc.                 Sell    2,080   2.6100    6/20/13            --           54,914
                       Macy's, Inc.                  Buy    2,080   2.5400    6/20/18            --          (27,011)
                       Macy's, Inc.                 Sell    1,040   2.5700    6/20/13            --           25,695
                       Macy's, Inc.                  Buy    1,040   2.5000    6/20/18            --          (10,654)
                       MBIA, Inc.                   Sell   24,915   1.9500    9/20/08            --       (1,971,673)
                       Morgan Stanley               Sell    7,485   0.6400    9/20/08            --           (1,018)
                       Nalco Co.                    Sell    1,325   3.4000    9/20/12            --           (3,220)
                       Nortel Networks Corp.        Sell    4,435   1.8500    9/20/08            --            1,348
                       Owens-Illinois, Inc.         Sell    2,910   2.6400    6/20/13            --            4,740
                       Owens-Illinois, Inc.         Sell    2,735   3.4100    3/20/13            --          139,140
                       Owens-Illinois, Inc.         Sell    6,105   3.4600    3/20/13            --          322,900
                       Pulte Homes, Inc.            Sell    4,525   2.8500    9/20/09            --          (45,680)
                       R.H. Donnelley Corp.         Sell      285   5.0000    3/20/09        28,500          (10,976)
                       Reliant Energy, Inc.         Sell    3,925   2.1500    9/20/11            --          (91,888)
                       Reliant Energy, Inc.         Sell    2,250   2.5000    9/20/11            --          (30,119)
                       Rite Aid Corp.               Sell    2,320   1.3500    9/20/08            --          (47,342)
                       Rite Aid Corp.               Sell    5,400   1.3500    9/20/08            --         (110,192)
                       Rite Aid Corp.               Sell      525   1.4500    9/20/08            --          (10,582)
                       Rite Aid Corp.               Sell    2,930   3.2500    9/20/08            --          (45,922)
                       Saks, Inc.                   Sell    2,930   1.7000    9/20/08            --              762
                       Six Flags, Inc.              Sell    7,590   5.2200    9/20/08            --         (114,875)
                       Six Flags, Inc.              Sell    2,465   7.0000    9/20/08            --          (26,412)

                      23 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                       Six Flags, Inc.              Sell    1,950   5.0000    9/20/08            --          (30,578)
                       SLM Corp.                    Sell      495   5.4000    6/20/09            --              607
                       Smurfit-Stone Container
                       Enterprises, Inc.            Sell    3,075   6.5800    6/20/13            --          (44,258)
                       Smurfit-Stone Container
                       Enterprises, Inc.            Sell      860   6.7000    6/20/13            --           (8,762)
                       Smurfit-Stone Container
                       Enterprises, Inc.            Sell    1,325   6.6000    6/20/13            --          (18,142)
                       Sprint Nextel Corp.          Sell    2,865   6.3000    3/20/09            --           56,518
                       Station Casinos, Inc.        Sell    2,185   5.0000    6/20/13       387,838         (434,822)
                       Tenet Healthcare Corp.       Sell    3,015   4.9000    3/20/09            --           43,576
                       The Bear Stearns Cos.,
                       Inc.                         Sell   29,535   1.6000    9/20/08            --          (85,090)
                       The Hartford Financial
                       Services Group, Inc.         Sell    1,010   2.3500    3/20/09            --           10,040
                       The Hartford Financial
                       Services Group, Inc.         Sell    1,040   2.3500    3/20/09            --           10,339
                       Toys "R" Us, Inc.            Sell    4,660   1.8500    9/20/08            --          (69,816)
                       Toys "R" Us, Inc.            Sell    6,250   1.9500    9/20/08            --          (92,075)
                       Toys "R" Us, Inc.            Sell    1,990   4.3000    9/20/08            --          (17,627)
                       Toys "R" Us, Inc.            Sell    3,015   3.2500    9/20/08            --          (34,621)
                       Toys "R" Us, Inc.            Sell      195   8.6100    3/20/09            --            5,397
                       Toys "R" Us, Inc.            Sell      200   8.6100    3/20/09            --            5,535
                       Tribune Co.                  Sell      465   5.0000    3/20/10       109,275         (121,352)
                       Tribune Co.                  Sell    2,205   7.4500    9/20/08            --          (38,543)
                       Tribune Co.                  Sell    2,935   7.5500    9/20/08            --          (50,579)
                       Tribune Co.                  Sell    1,180   7.5500    9/20/08            --          (20,335)
                       Tribune Co.                  Sell    1,020   6.4000   12/20/08            --          (23,951)
                       Tribune Co.                  Sell    2,540   6.0000   12/20/08            --          (64,526)
                       Tribune Co.                  Sell    1,965   5.0000    3/20/10       510,900         (511,725)
                       Tribune Co.                  Sell    2,010   5.0000    3/20/10       603,000         (523,444)
                       Tribune Co.                  Sell    2,110   5.0000    3/20/10       664,650         (549,486)
                       Tribune Co.                  Sell      985   5.0000    3/20/10       325,050         (256,514)
                       Tribune Co.                  Sell    2,620   5.0000    3/20/10       864,600         (682,300)

                      24 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                       Tribune Co.                  Sell    2,600   5.0000    3/20/10       884,000         (677,092)
                       Tribune Co.                  Sell    2,660   5.0000    3/20/10       931,000         (692,717)
                       Univision Communications,
                       Inc.                         Sell    2,350   3.0000   12/20/08            --         (85,095)
                       Univision Communications,
                       Inc.                         Sell    2,150   3.0000   12/20/08            --          (77,853)
                       Univision Communications,
                       Inc.                         Sell    4,455   5.0000    3/20/09       378,675         (155,583)
                       Washington Mutual, Inc.      Sell    8,135   4.4000   12/20/08            --         (117,050)
                       Washington Mutual, Inc.      Sell   15,025   5.1500   12/20/08            --         (161,180)
Merrill Lynch International:
                       El Paso Corp.                Sell    2,725   2.9000    3/20/18            --           74,954
                       El Paso Corp.                Sell    6,950   2.8900    3/20/18            --          186,524
                       Ford Motor Co.               Sell   19,290   5.3000   12/20/12            --       (4,717,929)
                       General Motors Corp.         Sell   12,860   4.0500   12/20/12            --       (3,941,629)
                       Reliant Energy, Inc.         Sell    1,965   2.0500    9/20/11            --          (51,632)
                       Smurfit-Stone Container
                       Enterprises, Inc.            Sell    3,625   6.8000    6/20/13            --          (24,230)
                       Smurfit-Stone Container
                       Enterprises, Inc.            Sell    2,545   6.7000    6/20/13            --         (25,928)
                       TXU Corp.                    Sell    4,760   1.5300    6/20/11            --         (375,602)
                       TXU Corp.                    Sell    4,745   1.5800    6/20/11            --         (368,321)
                       TXU Corp.                    Sell    4,745   1.5900    6/20/11            --         (367,102)
                       TXU Corp.                    Sell    6,000   1.6200    6/20/11            --         (459,570)
                       TXU Corp.                    Sell    6,785   2.0600    6/20/11            --         (442,952)
Morgan Stanley & Co. International Ltd.:
                       Aramark Corp.                Sell    4,320   5.9200    3/20/13            --          318,267
                       Capmark Financial Group,
                       Inc.                         Sell    2,760   7.4000   12/20/12            --         (220,656)
                       Intelsat Ltd.                Sell    2,800   2.7500   12/20/08            --            2,142
                       J.C. Penney Co., Inc.        Sell    2,015   1.3000   12/20/17            --          (61,564)
                       J.C. Penney Co., Inc.        Sell    1,870   1.0700   12/20/17            --          (86,923)
                       Jones Apparel Group, Inc.     Buy    2,125   2.9700    6/20/18            --           17,935
                       Kohl's Corp.                  Buy    2,805   0.6600   12/20/17            --           73,306
                       Kohl's Corp.                  Buy    3,020   0.8700   12/20/17            --           32,688

                      25 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                       Lennar Corp.                 Sell    8,835   2.9000   12/20/08            --         (159,878)
                       Liz Claiborne, Inc.          Sell    2,080   3.1000    6/20/13            --             (651)
                       Liz Claiborne, Inc.           Buy    2,080   2.9000    6/20/18            --           31,252
                       Massey Energy Co.            Sell    3,860   5.1000    9/20/12            --          345,902
                       Massey Energy Co.            Sell      925   5.2300    9/20/12            --           87,250
                       Residential Capital LLC      Sell    4,525   6.2000    9/20/08            --          (78,047)
                       Sara Lee Corp.                Buy    3,160   0.4180    9/20/12            --            6,601
                       The Hartford Financial
                       Services Group, Inc.         Sell    1,005   2.4000    3/20/09            --           10,364
Morgan Stanley Capital Services, Inc.:
                       ABX.HE.AA.06-2 Index         Sell    1,845   0.1700    5/25/46       147,400       (1,471,117)
                       ABX.HE.AA.06-2 Index         Sell    3,570   0.1700    5/25/46       356,983       (2,846,552)
                       Capmark Financial Group,
                       Inc.                         Sell    2,880   7.1500   12/20/12            --         (251,513)
                       Ford Motor Co.               Sell   12,110   6.1500   12/20/16            --       (3,371,569)
                       Ford Motor Co.               Sell      835   5.9000   12/20/16            --         (239,049)
                       General Motors Corp.         Sell    9,690   4.9000   12/20/16            --       (3,512,392)
                       General Motors Corp.         Sell      655   4.6200   12/20/16            --         (242,521)
                       Jones Apparel Group, Inc.    Sell    2,125   3.2000    6/20/13            --             (593)
                       Residential Capital LLC      Sell   13,380   6.1700    9/20/08            --         (233,200)
                       Residential Capital LLC      Sell    4,380   6.2500    9/20/08            --          (74,228)
UBS AG:
                       iStar Financial, Inc.        Sell    2,900   4.5600   12/20/12            --         (224,794)
                       Lehman Brothers Holdings,
                       Inc.                         Sell   11,820   1.5500    9/20/08            --         (135,776)
                       Massey Energy Co.            Sell      630   5.0500    9/20/12            --           55,314
                       Massey Energy Co.            Sell    2,195   5.1000    9/20/12            --          196,698
                       Univision Communications,
                       Inc.                         Sell    1,950   5.0000    6/20/09       175,500          (14,897)
                                                                                        -----------   --------------
                                                                                        $35,854,384   $ (154,439,008)
                                                                                        ===========   ==============

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                      NOTIONAL      PAID BY     RECEIVED BY    TERMINATION
       SWAP COUNTERPARTY               AMOUNT      THE FUND      THE FUND          DATE        VALUE
--------------------------------   -------------   --------    -------------   -----------   -----------
                                                                 Three-Month
Goldman Sachs International        $ 169,200,000     2.8440%   USD BBA LIBOR       2/28/10  $    635,684
                                                                 Three-Month
Goldman Sachs Capital Markets LP     108,900,000     4.8275    USD BBA LIBOR        2/1/28     1,270,101
                                                                                            ------------
                                                                                            $  1,905,785
                                                                                            ============

                      26 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                        NOTIONAL                                                                TERMINATION
 SWAP COUNTERPARTY       AMOUNT           PAID BY THE FUND         RECEIVED BY THE FUND             DATE           VALUE
--------------------  -------------     --------------------   -----------------------------   -------------   -------------
Citibank NA:
                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                      $   8,000,000      CMBS AAA 8.5+ Index           minus 15 basis points        8/1/08     $    (315,574)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                                        CMBS AAA Index minus     U.S. CMBS AAA Index plus 15
                         58,800,000          15 basis points                    basis points        2/1/09       (1,209,738)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                        100,000,000           CMBS AAA Index             U.S. CMBS AAA Index        2/1/09        (2,069,461)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
Deutsche Bank AG         18,900,000      CMBS AAA 8.5+ Index           minus 15 basis points        8/1/08          (744,651)

Goldman Sachs Group, Inc. (The):
                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                         56,030,000      CMBS AAA 8.5+ Index                 50 basis points        8/1/08        (2,155,443)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                         55,270,000      CMBS AAA 8.5+ Index        U.S. CMBS AAA 8.5+ Index        3/1/09        (2,166,064)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                         19,400,000      CMBS AAA 8.5+ Index                 50 basis points        3/1/09          (688,282)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                         11,400,000      CMBS AAA 8.5+ Index                250 basis points        3/1/09          (235,180)

                      27 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                         42,460,000      CMBS AAA 8.5+ Index                200 basis points        3/1/09        (1,033,561)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                         82,280,000      CMBS AAA 8.5+ Index           minus 50 basis points       12/1/08        (3,423,025)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
JPMorgan Chase           13,500,000      CMBS AAA 8.5+ Index          minus 145 basis points       11/1/08          (598,865)

Lehman Brothers Holdings, Inc.:
                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                        104,400,000      CMBS AAA 8.5+ Index                 35 basis points        8/1/08        (4,095,339)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.     U.S. CMBS AAA Index plus 25
                         11,500,000           CMBS AAA Index                    basis points        2/1/09          (237,325)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                         22,260,000      CMBS AAA 8.5+ Index           minus 15 basis points        8/1/08          (881,240)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                          3,700,000      CMBS AAA 8.5+ Index        U.S. CMBS AAA 8.5+ Index        3/1/09          (146,076)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                          4,700,000      CMBS AAA 8.5+ Index        U.S. CMBS AAA 8.5+ Index        5/1/09          (185,557)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                          9,300,000      CMBS AAA 8.5+ Index           minus 20 basis points        5/1/09          (368,509)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                        132,460,000      CMBS AAA 8.5+ Index           minus 35 basis points       12/1/08        (5,263,018)

Morgan Stanley:
                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                         30,130,000      CMBS AAA 8.5+ Index           minus 30 basis points        8/1/08        (1,184,713)

                      28 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED


                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                         47,830,000      CMBS AAA 8.5+ Index                225 basis points        8/1/08        (1,677,703)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                         11,500,000           CMBS AAA Index             U.S. CMBS AAA Index        2/1/09          (205,563)

                                            If positive, the
                                         Total Return of the          If negative, the Total
                                        Lehman Brothers U.S.   Return of the Lehman Brothers
                         19,300,000           CMBS AAA Index             U.S. CMBS AAA Index        3/1/09          (337,108)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                         38,230,000      CMBS AAA 8.5+ Index                250 basis points        3/1/09          (620,459)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.   U.S. CMBS AAA 8.5+ Index plus
                          6,640,000      CMBS AAA 8.5+ Index                350 basis points        3/1/09           (58,471)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                         97,230,000      CMBS AAA 8.5+ Index           minus 50 basis points       12/1/08        (3,791,209)

                                            If positive, the          If negative, the Total
                                         Total Return of the   Return of the Lehman Brothers
                                        Lehman Brothers U.S.        U.S. CMBS AAA 8.5+ Index
                         22,990,000      CMBS AAA 8.5+ Index           minus 65 basis points       12/1/08          (913,561)
                                                                                                               -------------
                                                                                                               $ (34,605,695)
                                                                                                               =============

Abbreviation is as follows:

CMBS       Commercial Mortgage Backed Securities

NOTES TO  STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring

                      29 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                           BASIS TRANSACTIONS
                        -------------------------------
Purchased securities           $   5,523,600

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $8,530,336, representing 0.40% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to

                      30 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

                      31 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                     32 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Federal tax cost of securities                $   2,503,337,067
Federal tax cost of other investments              (103,859,824)
                                              -----------------
Total federal tax cost                        $   2,399,477,243
                                              =================

Gross unrealized appreciation                 $      40,064,057
Gross unrealized depreciation                      (411,371,920)
                                              -----------------
Net unrealized depreciation                   $    (371,307,863)
                                              =================

                     33 | OPPENHEIMER CHAMPION INCOME FUND




ITEM 2. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

   (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    -----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008